Condensed Financial Information of the Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from bank subsidiaries	$ 22,364	$ 27,079
Premises and equipment	37,498	38,079
Deferred tax asset	10,598	13,131
Other assets	11,843	12,675
Total assets	1,169,731	1,140,122
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	8,820	4,275
Stockholders' equity	80,568	74,380	92,220	103,036
Total liabilities and stockholders' equity	1,169,731	1,140,122
HAWTHORN BANCSHARES, INC.
Assets
Cash and due from bank subsidiaries	1,024	450
Investment in equity securities	1,486	1,486
Investment in subsidiaries	130,728	122,413
Premises and equipment	0	0
Deferred tax asset	1,989	130
Other assets	308	1,011
Total assets	135,535	125,490
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	5,481	1,624
Stockholders' equity	80,568	74,380
Total liabilities and stockholders' equity	$ 135,535	$ 125,490